Income tax expense	12 Months Ended
Dec. 31, 2023
Income tax expense
Income tax expense

10Income tax expense

PRC corporate income tax have been provided for subsidiaries established and operating in Mainland China at the rate of 25% (2021 and 2022: 25%) on the estimated assessable profit for the year.

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	8,208	3,308	1,000
Deferred tax
PRC enterprise income tax previous years	—	—	(5,890)
Origination and reversal of temporary differences (Note 23)	(20,006)	(21,375)	(10,246)
Income tax credit	(11,798)	(18,067)	(15,136)

The taxation on the Group’s loss before income tax differs from the theoretical amount that would arise using the taxation rate of PRC, the principal place of the Group’s operations, as follows:

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income tax	(681,314)	(94,173)	(55,058)
Calculated at a taxation rate of 25%	(170,329)	(23,543)	(13,765)
Expenses not tax deductible	42,450	7,223	4,121
Tax losses not recognized	117,454	5,531	1,124
Difference in overseas tax rates	(304)	(400)	(364)
Over‑provision in respect of prior years	(1,069)	(6,878)	(6,252)
Income tax expense/(credit)	(11,798)	(18,067)	(15,136)

10Income tax expense (Continued)

(a)	Cayman Islands Income Tax

The Company is incorporated in the Cayman Islands as an exempted company with limited liability under the Companies Law of Cayman Islands and accordingly, is exempted from Cayman Islands income tax.

(b)	Hong Kong Profits Tax

Hong Kong profits tax rate has been provided at the rate of 16.5% on the estimated assessable profit for each of the years ended 31 December 2021,2022 and 2023.

(c)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in the PRC has been calculated at the tax rate of 25% on the estimated assessable profits for each of the years, based on the existing legislation, interpretations and practices in respect thereof.

(d)	Singapore Corporation income tax

The income tax provision of the Group in respect of operations in the Singapore has been calculated at the tax rate of 17% on the estimated assessable profits for each of the year, based on the existing legislation, interpretations and practices in respect thereof.